OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	8,230,319	8,510,319	8,245,190		7,780,190
Options Outstanding,Weighted Average Remaining Life	5 years 73 days	5 years 73 days	5 years 255 days	6 years 146 days
Options Exercisable, Number of Options	7,168,319	7,347,486
Options at $1.01-$2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 1.01
Options Outstanding, Number of Options	3,545,540	3,825,540
Options Outstanding,Weighted Average Remaining Life	7 years 73 days	6 years 292 days
Options Exercisable, Number of Options	2,483,540	2,662,707
Options at $1.01-$2.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 1.01
Options at $1.01-$2.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 2.00
Options at $2.01-$3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 2.01
Options Outstanding, Number of Options	4,384,779	4,384,779
Options Outstanding,Weighted Average Remaining Life	3 years 146 days	3 years 255 days
Options Exercisable, Number of Options	4,384,779	4,384,779
Options at $2.01-$3.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 2.01
Options at $2.01-$3.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 3.00
Options at $3.01-$4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 3.01
Options Outstanding, Number of Options	300,000	300,000
Options Outstanding,Weighted Average Remaining Life	7 years	7 years 109 days
Options Exercisable, Number of Options	300,000	300,000
Options at $3.01-$4.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 3.01
Options at $3.01-$4.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 4.00